UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 19.3%
	ACE Securities Corp. Home Equity Loan Trust Series
$92,748	Series 2005-HE2, Class M4, 3.176% (LIBOR 1 Month+96 basis points), 4/25/2035[1,2]	$92,868
178,277	Series 2005-WF1, Class M2, 2.876% (LIBOR 1 Month+66 basis points), 5/25/2035[1,2]	178,446
	AmeriCredit Automobile Receivables Trust
1,453	Series 2014-2, Class C, 2.180%, 6/8/2020[1]	1,453
470,672	Series 2017-3, Class A2B, 2.405% (LIBOR 1 Month+24 basis points), 12/18/2020[1,2]	470,687
127,853	Series 2015-1, Class C, 2.510%, 1/8/2021[1]	127,772
176,553	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R9, Class M2, 3.191% (LIBOR 1 Month+97 basis points), 10/25/2034[1,2]	177,477
1,050,000	Anchorage Capital CLO Ltd. Series 2014-5RA, Class X, 2.939% (LIBOR 3 Month+60 basis points), 1/15/2030[1,2,3]	1,046,048
250,542	Angel Oak Mortgage Trust LLC Series 2017-3, Class A1, 2.708%, 11/25/2047[1,3,4]	248,804
1,000,000	Apex Credit CLO Ltd. Series 2015-2A, Class BR, 3.736% (LIBOR 3 Month+140 basis points), 10/17/2026[1,2,3]	991,681
825,000	Apidos CLO XII Series 2013-12A, Class XR, 2.939% (LIBOR 3 Month+60 basis points), 4/15/2031[1,2,3]	822,666
125,000	Ascentium Equipment Receivables LLC Series 2015-2A, Class D, 3.440%, 10/12/2021[1,3]	125,068
180,578	Asset Backed Securities Corp. Home Equity Loan Trust Series 2005-HE5, Class M3, 2.936% (LIBOR 1 Month+72 basis points), 6/25/2035[1,2]	181,187
1,084,705	Atlas Senior Loan Fund X Ltd. Series 2018-10A, Class X, 2.989% (LIBOR 3 Month+65 basis points), 1/15/2031[1,2,3]	1,082,896
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 3.833% (LIBOR 3 Month+150 basis points), 7/18/2027[1,2,3]	1,023,961
220,000	California Republic Auto Receivables Trust Series 2014-2, Class C, 3.290%, 3/15/2021[1]	220,044
1,435,714	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 3.039% (LIBOR 3 Month+70 basis points), 7/15/2031[1,2,3]	1,433,505
	Capital Auto Receivables Asset Trust
250,000	Series 2015-1, Class D, 3.160%, 8/20/2020[1]	250,249
305,000	Series 2016-1, Class D, 4.030%, 8/21/2023[1]	307,875

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$480,000	CBAM Ltd. Series 2017-3A, Class X, 3.036% (LIBOR 3 Month+70 basis points), 10/17/2029[1,2,3]	$477,987
406,801	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.000%, 9/25/2064[1,3,4]	398,019
	COLT Mortgage Loan Trust
104,657	Series 2017-1, Class A2, 2.819%, 5/27/2047[1,3,4]	103,383
82,920	Series 2017-1, Class A3, 3.074%, 5/27/2047[1,3,4]	82,202
68,716	Commonbond Student Loan Trust Series 2016-B, Class B, 4.000%, 10/25/2040[1,3]	67,035
	CPS Auto Receivables Trust
32,382	Series 2016-A, Class B, 3.340%, 5/15/2020[1,3]	32,399
200,000	Series 2015-C, Class D, 4.630%, 8/16/2021[1,3]	202,835
400,000	Series 2017-B, Class D, 3.950%, 3/15/2023[1,3]	399,923
	Credit Acceptance Auto Loan Trust
1,000,000	Series 2016-2A, Class C, 4.290%, 11/15/2024[1,3]	1,007,390
910,000	Series 2017-1A, Class B, 3.040%, 12/15/2025[1,3]	899,935
1,641	Credit-Based Asset Servicing & Securitization LLC Series 2005-CB4, Class M1, 2.636% (LIBOR 1 Month+42 basis points), 7/25/2035[1,2]	1,641
	Deephaven Residential Mortgage Trust
755,426	Series 2018-1A, Class A1, 2.976%, 12/25/2057[1,3,4]	750,125
109,533	Series 2017-1A, Class A1, 2.725%, 12/26/2046[1,3,4]	109,116
57,551	Series 2017-1A, Class A2, 2.928%, 12/26/2046[1,3,4]	57,042
37,130	Series 2017-1A, Class A3, 3.485%, 12/26/2046[1,3,4]	37,009
141,790	Series 2017-3A, Class A3, 2.813%, 10/25/2047[1,3,4]	140,318
49,997	Earnest Student Loan Program LLC Series 2016-D, Class B, 3.800%, 1/25/2041[1,3]	48,568
625,000	Exeter Automobile Receivables Trust Series 2018-2A, Class C, 3.690%, 3/15/2023[1,3]	623,395
110,351	Fifth Third Auto Trust Series 2017-1, Class A2A, 1.590%, 4/15/2020[1]	110,130
	First Investors Auto Owner Trust
200,000	Series 2014-1A, Class D, 3.280%, 4/15/2021[1,3]	199,994
100,000	Series 2015-2A, Class D, 4.220%, 12/15/2021[1,3]	100,717
	Flagship Credit Auto Trust
200,000	Series 2016-1, Class B, 3.910%, 6/15/2022[1,3]	201,146
205,000	Series 2016-2, Class B, 3.840%, 9/15/2022[1,3]	206,110
154,253	Foursight Capital Automobile Receivables Trust Series 2017-1, Class A, 2.370%, 4/15/2022[1,3]	153,466
948,750	Galaxy XXVII CLO Ltd. Series 2018-27A, Class X, 2.915% (LIBOR 3 Month+60 basis points), 5/16/2031[1,2,3]	947,918
184,048	Golden Bear LLC Series 2016-R, Class R, 5.650%, 9/20/2047[3,6]	186,367

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$10,207,223	Government National Mortgage Association Series 2013-139, Class IO, 0.451%, 10/16/2054[1,4]	$310,963
600,000	Great Lakes CLO Ltd. Series 2015-1A, Class X, 2.939% (LIBOR 3 Month+60 basis points), 1/16/2030[1,2,3]	599,903
835,000	Greywolf CLO III Ltd. Series 2014-1A, Class A2R, 3.847% (LIBOR 3 Month+150 basis points), 4/22/2026[1,2,3]	834,976
250,000	Hempstead II CLO Ltd. Series 2017-2A, Class X, 3.340% (LIBOR 3 Month+100 basis points), 8/10/2029[1,2,3]	249,837
290,236	HERO Funding II Series 2016-3B, Class B, 5.240%, 9/20/2042[1,3]	294,119
	Home Equity Asset Trust
77,354	Series 2005-5, Class M2, 2.981% (LIBOR 1 Month+77 basis points), 11/25/2035[1,2]	77,549
84,479	Series 2005-6, Class M2, 2.706% (LIBOR 1 Month+49 basis points), 12/25/2035[1,2]	84,713
250,000	Hull Street CLO Ltd. Series 2014-1A, Class AR, 3.553% (LIBOR 3 Month+122 basis points), 10/18/2026[1,2,3]	249,999
625,000	KKR CLO 11 Ltd. Series 11, Class X, 2.939% (LIBOR 3 Month+60 basis points), 1/15/2031[1,2,3]	624,660
7,694	Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE3, Class M3, 3.011% (LIBOR 1 Month+80 basis points), 7/25/2035[1,2]	7,698
1,500,000	Mountain View CLO Series 2015-9A, Class X, 2.889% (LIBOR 3 Month+55 basis points), 7/15/2031[1,2,3]	1,499,738
700,000	Mountain View CLO Series 2013-1A, Class XR, 3.087% (LIBOR 3 Month+75 basis points), 10/12/2030[1,2,3]	699,854
1,071,429	MP CLO III Ltd. Series 2013-1A, Class X, 2.997% (LIBOR 3 Month+65 basis points), 10/20/2030[1,2,3]	1,070,980
	NextGear Floorplan Master Owner Trust
250,000	Series 2016-2A, Class A2, 2.190%, 9/15/2021[1,3]	247,937
500,000	Series 2017-2A, Class B, 3.020%, 10/17/2022[1,3]	493,905
240,000	Series 2018-1A, Class B, 3.570%, 2/15/2023[1,3]	238,240
1,345,000	Octagon Investment Partners 24 Ltd. Series 2015-1A, Class A1R, 3.212% (LIBOR 3 Month+90 basis points), 5/21/2027[1,2,3]	1,341,099
223,301	OFSI Fund V Ltd. Series 2013-5A, Class A2LR, 3.936% (LIBOR 3 Month+160 basis points), 4/17/2025[1,2,3]	223,304

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$500,000	OZLM XI Ltd. Series 2015-11A, Class X, 3.089% (LIBOR 3 Month+75 basis points), 10/30/2030[1,2,3]	$498,956
1,000,000	OZLM XX Ltd. Series 2018-20A, Class X, 2.860% (LIBOR 3 Month+70 basis points), 4/20/2031[1,2,3]	998,090
	Palmer Square CLO Ltd.
900,000	Series 2018-3A, Class A1, 3.185% (LIBOR 3 Month+85 basis points), 8/15/2026[1,2,3]	898,836
750,000	Series 2018-3A, Class B, 4.235% (LIBOR 3 Month+190 basis points), 8/15/2026[1,2,3]	748,117
31,644	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ1, Class M2, 3.341% (LIBOR 1 Month+112 basis points), 12/25/2034[1,2]	31,670
162,554	Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV1A, 2.546% (LIBOR 1 Month+33 basis points), 12/25/2034[1,2]	162,671
1,205,000	Prestige Auto Receivables Trust Series 2015-1, Class D, 3.050%, 4/15/2021[1,3]	1,205,417
203,225	RAMP Trust Series 2005-EFC2, Class M4, 3.131% (LIBOR 1 Month+91 basis points), 7/25/2035[1,2]	204,030
	RASC Trust
267,656	Series 2005-KS9, Class M3, 2.676% (LIBOR 1 Month+46 basis points), 10/25/2035[1,2]	268,263
402,202	Series 2005-KS8, Class M3, 2.696% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2]	402,551
341,420	SLM Student Loan Trust Series 2003-14, Class B, 2.885% (LIBOR 3 Month+55 basis points), 10/25/2065[1,2]	326,952
700,000	Sound Point CLO IX Ltd. Series 2015-2A, Class B2R, 3.697% (LIBOR 3 Month+135 basis points), 7/20/2027[1,2,3]	695,790
340,352	Soundview Home Loan Trust Series 2005-DO1, Class M4, 3.116% (LIBOR 1 Month+90 basis points), 5/25/2035[1,2]	340,450
961,834	Spirit Master Funding LLC Series 2014-1A, Class A2, 5.370%, 7/20/2040[1,3]	978,350
66,366	Structured Asset Investment Loan Trust Series 2004-10, Class A7, 3.276% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	66,798
107,868	Structured Asset Investment Loan Trust Series 2005-1, Class M2, 2.936% (LIBOR 1 Month+72 basis points), 2/25/2035[1,2,3]	108,300

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$128,780	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-WF2, Class A4, 2.526% (LIBOR 1 Month+31 basis points), 7/25/2036[1,2]	$128,660
200,000	Symphony Clo V Ltd. Series 2007-5A, Class A2, 3.839% (LIBOR 3 Month+150 basis points), 1/15/2024[1,2,3]	199,892
2,000,000	TRINITAS CLO IV Ltd. Series 2016-4A, Class XR, 2.920% (LIBOR 3 Month+75 basis points), 10/18/2031[1,2,3]	2,000,023
1,140,000	Voya CLO Ltd. Series 2016-1A, Class XR, 2.947% (LIBOR 3 Month+60 basis points), 1/20/2031[1,2,3]	1,139,966
	Westlake Automobile Receivables Trust
250,000	Series 2017-2A, Class E, 4.630%, 7/15/2024[1,3]	250,664
100,000	Series 2016-2A, Class D, 4.100%, 6/15/2021[1,3]	100,804
340,000	Series 2017-1A, Class C, 2.700%, 10/17/2022[1,3]	338,922
735,000	Series 2018-1A, Class C, 2.920%, 5/15/2023[1,3]	728,384
	TOTAL ASSET-BACKED SECURITIES
	(Cost $38,290,400)	38,298,887
	BANK LOANS — 5.5%
296,233	1011778 BC ULC 4.492% (US LIBOR+225 basis points), 2/17/2024[1,2,7,8]	296,751
296,250	Albertson's LLC 5.381% (US LIBOR+325 basis points), 12/21/2022[1,2,7]	296,791
288,350	Altice U.S. Finance I Corp. 4.326% (US LIBOR+225 basis points), 1/25/2025[1,2,7]	288,674
395,000	American Airlines, Inc. 4.133% (US LIBOR+200 basis points), 10/10/2021[1,2,7,9,10]	395,555
425,056	American Axle & Manufacturing, Inc. 4.320% (US LIBOR+225 basis points), 3/8/2024[1,2,7]	425,747
233,165	Aramark Services, Inc. 4.084% (US LIBOR+175 basis points), 3/11/2025[1,2,7]	234,186
266,167	Asurion LLC 8.576% (US LIBOR+300 basis points), 11/3/2023[1,2,7]	268,455
579,335	Avolon TLB Borrower 1 U.S. LLC 4.165% (US LIBOR+200 basis points), 1/15/2025[1,2,7]	581,815
198,500	Charter Communications Operating LLC 4.250% (US LIBOR+200 basis points), 4/30/2025[1,2,7]	199,019
298,500	Chemours Co. 3.830% (US LIBOR+175 basis points), 4/3/2025[1,2,7]	299,340
231,555	CHS/Community Health Systems, Inc. 5.563% (US LIBOR+325 basis points), 1/27/2021[1,2,7]	229,050
244,900	CSC Holdings LLC 4.409% (US LIBOR+225 basis points), 7/17/2025[1,2,7]	245,308

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$230,383	DaVita, Inc. 4.730% (US LIBOR+275 basis points), 6/24/2021[1,2]	$231,589
335,147	Dell International LLC 4.080% (US LIBOR+200 basis points), 9/7/2023[1,2]	336,222
	First Data Corp.
71,854	4.212% (US LIBOR+200 basis points), 7/10/2022[1,2]	72,045
230,733	4.212% (US LIBOR+200 basis points), 4/26/2024[1,2]	231,185
309,751	Golden Nugget, Inc. 0.000% (US LIBOR+325 basis points), 10/4/2023[1,2]	311,300
248,125	Hanesbrands, Inc. 3.826% (US LIBOR+175 basis points), 12/15/2024[1,2]	249,832
198,587	Hilton Worldwide Finance LLC 3.966% (US LIBOR+175 basis points), 10/25/2023[1,2]	199,704
335,000	Level 3 Financing, Inc. 4.331% (US LIBOR+225 basis points), 2/17/2024[1,2]	336,327
290,540	McDermott Technology Americas, Inc. 7.242% (US LIBOR+500 basis points), 4/5/2025[1,2]	294,837
433,678	MGM Growth Properties Operating Partnership LP 4.076% (US LIBOR+200 basis points), 3/25/2025[1,2]	434,728
95,795	Micron Technology, Inc. 3.830% (US LIBOR+600 basis points), 4/26/2022[1,2]	96,294
332,330	Navistar, Inc. 5.580% (US LIBOR+350 basis points), 11/6/2024[1,2]	334,753
638,461	NRG Energy, Inc. 3.943% (US LIBOR+175 basis points), 6/30/2023[1,2]	639,860
527,084	Post Holdings, Inc. 4.070% (US LIBOR+200 basis points), 5/24/2024[1,2,7]	527,930
437,796	Realogy Group LLC 4.398% (US LIBOR+225 basis points), 2/8/2025[1,2,7]	439,602
197,990	Serta Simmons Bedding LLC 3.500% (US LIBOR+350 basis points), 11/8/2023[1,2,7]	179,801
242,755	Sinclair Television Group, Inc. 4.330% (US LIBOR+225 basis points), 1/3/2024[1,2,7]	243,868
183,210	Sprint Communications, Inc. 4.750% (US LIBOR+250 basis points), 2/29/2024[1,2,7]	183,897
91,605	United Airlines, Inc. 3.992% (US LIBOR+175 basis points), 4/1/2024[1,2,7]	91,662
102,900	Versum Materials, Inc. 4.334% (US LIBOR+250 basis points), 9/30/2023[1,2,7]	103,527
296,000	Vertiv Group Corp. 6.313% (US LIBOR+400 basis points), 11/30/2023[1,2,7]	297,665
198,000	Virgin Media Bristol LLC 4.659% (US LIBOR+250 basis points), 1/31/2026[1,2,7]	198,551
641,392	Vistra Operations Co. LLC 4.057% (US LIBOR+200 basis points), 12/1/2025[1,2,7]	642,877

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$143,970	Western Digital Corp. 3.992% (US LIBOR+175 basis points), 4/29/2023[1,2,7]	$144,420
377,679	XPO Logistics, Inc. 4.230% (US LIBOR+200 basis points), 2/23/2025[1,2,7]	380,134
	TOTAL BANK LOANS
	(Cost $10,938,085)	10,963,301
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.226%, 4/14/2033[1,3,4,11]	74,475
72,393	BBCMS Trust Series 2014-BXO, Class D, 5.159% (LIBOR 1 Month+300 basis points), 8/15/2027[2,3]	72,588
1,000,000	BX Commercial Mortgage Trust Series 2018-BIOA, Class C, 3.280% (LIBOR 1 Month+112 basis points), 3/15/2037[2,3]	1,000,312
2,539,639	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.217%, 1/10/2048[1,4,11]	154,758
500,000	Citigroup Commercial Mortgage Trust Series 2017-1500, Class D, 4.008% (LIBOR 1 Month+185 basis points), 7/15/2032[2,3]	498,947
182,400	COLT Mortgage Loan Trust Series 2016-2, Class A1, 2.750%, 9/25/2046[1,3,4]	181,707
	COMM Mortgage Trust
1,415,228	Series 2014-CR19, Class XA, 1.344%, 8/10/2047[1,4]	59,942
100,000	Series 2015-CR23, Class CMB, 3.807%, 5/10/2048[1,3,4]	100,125
6,700,000	Series 2012-LC4, Class XB, 0.673%, 12/10/2044[1,3,4]	118,490
2,000,000	Core Industrial Trust Series 2015-CALW, Class XB, 0.567%, 2/10/2034[3,4]	26,260
	Fannie Mae-Aces
213,328	Series 2013-M5, Class X2, 2.289%, 1/25/2022[4]	7,330
6,979,178	Series 2014-M8, Class X2, 0.502%, 6/25/2024[4]	128,968
	Freddie Mac Multifamily Structured Pass-Through Certificates
900,000	Series K043, Class X3, 1.691%, 2/25/2043[1,4]	78,944
5,613,170	Series K044, Class X1, 0.875%, 1/25/2025[1,4]	215,944
2,900,000	Series K046, Class X3, 1.558%, 4/25/2043[1,4]	236,037
900,000	Series K050, Class X3, 1.606%, 10/25/2043[1,4]	80,004
2,300,000	Series K721, Class X3, 1.339%, 9/25/2022[1,4]	107,017
1,100,000	Series K052, Class X3, 1.667%, 1/25/2044[1,4]	106,911
4,600,000	Series K723, Class XAM, 0.976%, 9/25/2023[1,4]	176,773
	FREMF Mortgage Trust
125,000	Series 2012-K710, Class C, 3.941%, 6/25/2047[1,3,4]	125,245
26,737,286	Series 2011-K15, Class X2, 0.100%, 8/25/2044[1,3]	60,720
240,000	Series 2015-K721, Class B, 3.681%, 11/25/2047[1,3,4]	235,314

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	Government National Mortgage Association
$1,589,043	Series 2013-175, Class IO, 0.692%, 5/16/2055[1,4]	$52,227
1,004,277	Series 2014-120, Class IO, 0.702%, 4/16/2056[1,4]	39,628
1,738,431	Series 2014-138, Class IO, 0.745%, 4/16/2056[1,4]	85,221
2,027,196	Series 2015-93, Class IO, 0.753%, 11/16/2054[1,4]	91,789
6,999,260	Series 2017-169, Class IO, 0.733%, 1/16/2060[1,4]	456,107
8,307,169	Series 2017-185, Class IO, 0.594%, 4/16/2059[1,4]	473,151
6,680,151	Series 2018-41, Class IO, 0.794%, 5/16/2060[1,4]	486,262
9,045,023	Series 2018-52, Class IO, 0.582%, 7/16/2060[1,4]	534,009
900,000	GS Mortgage Securities Corp. Trust Series 2018-CHLL, Class C, 3.408% (LIBOR 1 Month+125 basis points), 2/15/2037[2,3]	902,812
4,320	Impac Secured Assets Corp. Series 2004-3, Class 1A3, 3.276% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	4,322
	KGS-Alpha SBA COOF Trust
1,456,828	Series 2014-3, Class A, 1.426%, 5/25/2039[1,3,4,5,6]	44,433
306,831	Series 2015-2, Class A, 3.350%, 7/25/2041[1,3,4,5,6]	30,587
1,804,905	Series 2015-1, Class A, 1.433%, 10/25/2035[1,3,4,5,6]	64,977
1,097,912	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.973%, 8/5/2034[3,4]	38,255
726,000	SG Residential Mortgage Trust Series 2018-1, Class A3, 3.735%, 4/27/2048[1,3,4]	725,920
168,441	Soundview Home Loan Trust Series 2003-1, Class M2, 5.591% (LIBOR 1 Month+338 basis points), 8/25/2031[1,2]	168,569
506,980	STORE Master Funding LLC Series 2013-1A, Class A1, 4.160%, 3/20/2043[1,3]	504,774
2,798,987	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 1.024%, 9/15/2058[1,4]	126,204
144,617	WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D, 4.729% (LIBOR 1 Month+257 basis points), 11/15/2029[1,2,3]	144,754
	WFRBS Commercial Mortgage Trust
6,400,000	Series 2014-C22, Class XB, 0.494%, 9/15/2057[1,4]	146,253
3,200,000	Series 2014-C21, Class XB, 0.758%, 8/15/2047[1,4]	112,509
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $9,122,565)	9,079,574
	CORPORATE BONDS — 63.9%
	COMMUNICATIONS — 2.9%
	AT&T, Inc.
600,000	2.300%, 3/11/2019	599,069
1,000,000	3.209% (LIBOR 3 Month+89 basis points), 2/15/2023[2,3]	990,951
450,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[1]	454,921

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[1]	$125,071
500,000	Discovery Communications LLC 3.048% (LIBOR 3 Month+71 basis points), 9/20/2019[2]	502,089
214,000	DISH DBS Corp. 6.750%, 6/1/2021	218,547
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	153,000
300,000	Level 3 Financing, Inc. 5.125%, 5/1/2023[1]	301,500
350,000	Sirius XM Radio, Inc. 3.875%, 8/1/2022[1,3]	344,270
	Sprint Communications, Inc.
83,000	9.000%, 11/15/2018[3]	83,515
80,000	7.000%, 3/1/2020[3]	83,000
172,500	Sprint Spectrum Co. LLC 3.360%, 3/20/2023[3]	171,853
200,000	TEGNA, Inc. 4.875%, 9/15/2021[1,3]	200,250
500,000	Verizon Communications, Inc. 3.334% (LIBOR 3 Month+100 basis points), 3/16/2022[2]	510,552
1,000,000	Vodafone Group PLC 3.329% (LIBOR 3 Month+99 basis points), 1/16/2024[2,8]	1,002,434
		5,741,022
	CONSUMER DISCRETIONARY — 5.3%
300,000	1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/2022[1,3,8]	300,375
200,000	ADT Security Corp. 4.125%, 6/15/2023	191,246
252,000	Allegiant Travel Co. 5.500%, 7/15/2019	254,520
470,000	Carmike Cinemas, Inc. 6.000%, 6/15/2023[1,3]	477,637
485,000	Daimler Finance North America LLC 2.890% (LIBOR 3 Month+55 basis points), 5/4/2021[2,3]	486,661
	Delta Air Lines, Inc.
583,000	2.875%, 3/13/2020	578,283
500,000	3.400%, 4/19/2021	496,919
	ERAC USA Finance LLC
480,000	2.800%, 11/1/2018[3]	480,072
1,000,000	2.350%, 10/15/2019[3]	993,772

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	General Motors Co.
$200,000	3.500%, 10/2/2018	$200,000
500,000	3.143% (LIBOR 3 Month+80 basis points), 8/7/2020[2]	501,679
500,000	General Motors Financial Co., Inc. 4.200%, 3/1/2021[1]	506,228
250,000	General Motors Financial Co., Inc. 2.400%, 5/9/2019	249,345
	GLP Capital LP / GLP Financing II, Inc.
250,000	4.875%, 11/1/2020[1]	254,727
300,000	5.375%, 11/1/2023[1]	310,032
1,000,000	Hyundai Capital America 3.261% (LIBOR 3 Month+94 basis points), 7/8/2021[2,3]	1,002,552
600,000	International Game Technology PLC 6.250%, 2/15/2022[1,3,8]	621,750
400,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,8]	400,000
573,000	Lennar Corp. 4.750%, 11/15/2022[1]	575,464
300,000	MGM Resorts International 6.000%, 3/15/2023	310,125
177,000	MGM Resorts International 6.750%, 10/1/2020	186,071
90,000	Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022[8]	94,729
190,000	Service Corp. International 4.500%, 11/15/2020[1]	190,238
420,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[1]	439,950
309,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	322,132
		10,424,507
	CONSUMER STAPLES — 1.3%
500,000	Anheuser-Busch InBev Worldwide, Inc. 3.077% (LIBOR 3 Month+74 basis points), 1/12/2024[2]	502,259
750,000	BAT Capital Corp. 2.297%, 8/14/2020[3]	734,975
266,000	C&S Group Enterprises LLC 5.375%, 7/15/2022[1,3]	263,340
1,000,000	General Mills, Inc. 3.346% (LIBOR 3 Month+101 basis points), 10/17/2023[2]	1,007,556
		2,508,130

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY — 3.5%
$200,000	Andeavor 5.375%, 10/1/2022[1]	$203,328
	Antero Resources Corp.
478,000	5.375%, 11/1/2021[1]	484,118
97,000	5.125%, 12/1/2022[1]	98,504
1,000,000	BP Capital Markets PLC 1.768%, 9/19/2019[8]	989,619
348,000	Continental Resources, Inc. 5.000%, 9/15/2022[1]	353,046
	DCP Midstream Operating LP
280,000	4.750%, 9/30/2021[1,3]	284,200
220,000	3.875%, 3/15/2023[1]	214,500
	Energy Transfer Equity LP
175,000	7.500%, 10/15/2020	187,250
320,000	4.250%, 3/15/2023[1]	318,000
500,000	Kinder Morgan, Inc. 3.619% (LIBOR 3 Month+128 basis points), 1/15/2023[2]	508,459
361,000	Newfield Exploration Co. 5.750%, 1/30/2022	377,696
225,000	NGPL PipeCo LLC 4.375%, 8/15/2022[1,3]	226,688
	NuStar Logistics LP
203,000	4.800%, 9/1/2020	204,776
234,000	4.750%, 2/1/2022[1]	232,830
500,000	Phillips 66 2.912% (LIBOR 3 Month+60 basis points), 2/26/2021[1,2]	500,618
200,000	Range Resources Corp. 5.000%, 8/15/2022[1]	197,750
250,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[3]	256,875
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	234,034
250,000	Southwestern Energy Co. 4.100%, 3/15/2022[1]	249,062
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
190,000	4.125%, 11/15/2019[1]	189,288
425,000	4.250%, 11/15/2023[1]	414,906
165,000	Williams Cos., Inc. 3.700%, 1/15/2023[1]	163,282
		6,888,829
	FINANCIALS — 31.2%
500,000	ABN AMRO Bank N.V. 2.973% (LIBOR 3 Month+64 basis points), 1/18/2019[2,3,8]	500,790

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 5/15/2019[8]	$602,364
1,175,000	AIG Global Funding 2.833% (LIBOR 3 Month+46 basis points), 6/25/2021[2,3]	1,176,950
230,000	Ally Financial, Inc. 3.750%, 11/18/2019	229,138
665,000	American Express Co. 2.837% (LIBOR 3 Month+53 basis points), 5/17/2021[1,2]	668,637
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	214,556
	Bank of America Corp.
1,000,000	2.625%, 4/19/2021	983,947
1,000,000	3.007% (LIBOR 3 Month+66 basis points), 7/21/2021[1,2]	1,005,681
1,000,000	3.004% (LIBOR 3 Month+79 basis points), 12/20/2023[1,4]	970,435
1,000,000	3.023% (LIBOR 3 Month+65 basis points), 6/25/2022[1,2]	1,002,628
500,000	Bank of Nova Scotia 2.541% (LIBOR 3 Month+20 basis points), 11/9/2018[2,8]	500,095
1,000,000	Barclays Bank PLC 2.650%, 1/11/2021[1,8]	980,337
1,000,000	Barclays PLC 3.695% (LIBOR 3 Month+138 basis points), 5/16/2024[1,2,8]	994,768
625,000	Capital One N.A. 2.400%, 9/5/2019[1]	621,613
374,000	CIT Group, Inc. 5.000%, 8/15/2022	381,480
2,250,000	Citibank N.A. 3.400%, 7/23/2021[1]	2,249,633
	Citigroup, Inc.
500,000	3.397% (LIBOR 3 Month+107 basis points), 12/8/2021[1,2]	508,743
500,000	3.539% (LIBOR 3 Month+119 basis points), 8/2/2021[2]	509,678
500,000	3.121% (LIBOR 3 Month+79 basis points), 1/10/2020[1,2]	503,475
1,000,000	3.344% (LIBOR 3 Month+102 basis points), 6/1/2024[1,2]	1,004,801
	Citizens Bank N.A.
600,000	2.300%, 12/3/2018[1]	599,732
500,000	2.250%, 10/30/2020[1]	487,055
1,000,000	3.284% (LIBOR 3 Month+95 basis points), 3/29/2023[1,2]	1,001,230
	Compass Bank
1,000,000	3.061% (LIBOR 3 Month+73 basis points), 6/11/2021[1,2]	1,001,910
1,210,000	2.750%, 9/29/2019[1]	1,206,352
500,000	Cooperatieve Rabobank UA 2.765% (LIBOR 3 Month+43 basis points), 4/26/2021[2,8]	501,051
	Credit Suisse Group A.G.
435,000	3.574%, 1/9/2023[1,3,8]	426,299
1,000,000	3.574% (LIBOR 3 Month+124 basis points), 6/12/2024[1,2,3,8]	1,005,650

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Discover Bank
$1,500,000	3.100%, 6/4/2020[1]	$1,490,553
600,000	3.200%, 8/9/2021[1]	592,099
250,000	Discover Bank 2.600%, 11/13/2018[1]	249,982
	Equinix, Inc.
250,000	5.375%, 1/1/2022[1]	258,125
225,000	5.375%, 4/1/2023[1]	230,344
1,000,000	Fifth Third Bank 1.625%, 9/27/2019[1]	987,728
279,000	First Data Corp. 5.375%, 8/15/2023[1,3]	283,255
210,000	Fly Leasing, Ltd. 6.375%, 10/15/2021[1,8]	216,300
	Goldman Sachs Group, Inc.
1,250,000	3.534% (LIBOR 3 Month+120 basis points), 9/15/2020[1,2]	1,269,641
500,000	3.484% (LIBOR 3 Month+117 basis points), 11/15/2021[1,2]	505,712
1,000,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	1,025,645
	HSBC Holdings PLC
500,000	3.971% (LIBOR 3 Month+166 basis points), 5/25/2021[2,8]	515,032
635,000	2.922% (LIBOR 3 Month+60 basis points), 5/18/2021[1,2,8]	636,230
1,000,000	3.322% (LIBOR 3 Month+100 basis points), 5/18/2024[1,2,8]	998,225
564,000	Huntington National Bank 2.375%, 3/10/2020[1]	558,147
401,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/2022[1]	406,013
500,000	ING Groep N.V. 3.536% (LIBOR 3 Month+115 basis points), 3/29/2022[2,8]	507,681
	JPMorgan Chase & Co.
1,000,000	4.500%, 1/24/2022	1,030,873
500,000	2.877% (LIBOR 3 Month+55 basis points), 3/9/2021[1,2]	501,366
1,500,000	2.947% (LIBOR 3 Month+61 basis points), 6/18/2022[1,2]	1,503,106
500,000	JPMorgan Chase Bank N.A. 2.956% (LIBOR 3 Month+59 basis points), 9/23/2019[1,2]	502,256
1,000,000	KeyBank N.A. 2.250%, 3/16/2020	987,129
	Lloyds Bank PLC
1,000,000	2.833% (LIBOR 3 Month+49 basis points), 5/7/2021[2,8]	1,003,484
1,000,000	5.800%, 1/13/2020[3,8]	1,031,110
1,000,000	Macquarie Group Ltd. 3.189% (LIBOR 3 Month+102 basis points), 11/28/2023[1,3,4,8]	959,816
	Mitsubishi UFJ Financial Group, Inc.
206,000	4.201% (LIBOR 3 Month+188 basis points), 3/1/2021[2,8]	212,714

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	3.061% (LIBOR 3 Month+74 basis points), 3/2/2023[2,8]	$1,002,992
825,000	3.535%, 7/26/2021[8]	825,644
	Morgan Stanley
500,000	3.528% (LIBOR 3 Month+118 basis points), 1/20/2022[1,2]	506,992
2,500,000	2.625%, 11/17/2021	2,430,775
750,000	2.891% (LIBOR 3 Month+55 basis points), 2/10/2021[1,2]	752,398
300,000	Navient Corp. 6.625%, 7/26/2021	312,750
	Royal Bank of Scotland Group PLC
750,000	3.784% (LIBOR 3 Month+147 basis points), 5/15/2023[1,2,8]	755,400
1,000,000	3.923% (LIBOR 3 Month+155 basis points), 6/25/2024[1,2,8]	1,006,387
1,000,000	Santander Holdings USA, Inc. 3.400%, 1/18/2023[1]	964,327
	Santander UK PLC
560,000	2.125%, 11/3/2020[8]	544,853
1,000,000	2.648% (LIBOR 3 Month+30 basis points), 11/3/2020[2,8]	999,880
1,500,000	2.941% (LIBOR 3 Month+62 basis points), 6/1/2021[2,8]	1,509,366
300,000	Springleaf Finance Corp. 6.125%, 5/15/2022	309,375
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[1]	78,585
500,000	Sumitomo Mitsui Banking Corp. 2.686% (LIBOR 3 Month+35 basis points), 1/17/2020[2,8]	500,907
	Sumitomo Mitsui Financial Group, Inc.
500,000	4.007% (LIBOR 3 Month+168 basis points), 3/9/2021[2,8]	514,632
500,000	3.117% (LIBOR 3 Month+78 basis points), 7/12/2022[2,8]	502,188
900,000	SunTrust Bank 2.590% (LIBOR 3 Month+30 basis points), 1/29/2021[1,4]	890,698
500,000	SunTrust Banks, Inc. 2.350%, 11/1/2018[1]	499,926
360,000	Svenska Handelsbanken A.B. 2.687% (LIBOR 3 Month+36 basis points), 9/8/2020[2,8]	360,691
2,000,000	UBS A.G. 2.450%, 12/1/2020[1,3,8]	1,958,522
250,000	2.959% (LIBOR 3 Month+64 basis points), 8/14/2019[2,8]	251,124
500,000	UBS Group Funding Switzerland A.G. 3.530% (LIBOR 3 Month+122 basis points), 5/23/2023[1,2,3,8]	507,389
1,000,000	Wells Fargo & Co. 2.100%, 7/26/2021	962,964
2,250,000	Wells Fargo Bank N.A. 3.325% (LIBOR 3 Month+49 basis points), 7/23/2021[1,4]	2,247,372

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$440,000	Zions Bancorp N.A. 3.500%, 8/27/2021	$437,458
		61,935,189
	GOVERNMENTS — 0.8%
1,600,000	Province of Ontario Canada 1.875%, 5/21/2020[8]	1,570,688
		1,570,688
	HEALTH CARE — 6.6%
1,000,000	Abbott Laboratories 2.900%, 11/30/2021[1]	987,499
600,000	Anthem, Inc. 2.500%, 11/21/2020	590,506
	Bayer U.S. Finance II LLC
1,000,000	3.002% (LIBOR 3 Month+63 basis points), 6/25/2021[1,2,3]	1,003,883
1,000,000	3.344% (LIBOR 3 Month+101 basis points), 12/15/2023[1,2,3]	1,001,705
	Becton, Dickinson and Co.
500,000	2.675%, 12/15/2019	497,193
500,000	3.351% (LIBOR 3 Month+103 basis points), 6/6/2022[2]	502,773
225,000	Centene Corp. 5.625%, 2/15/2021[1]	228,938
82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[1]	79,745
	CVS Health Corp.
429,000	2.250%, 8/12/2019[1]	426,617
1,000,000	3.047% (LIBOR 3 Month+72 basis points), 3/9/2021[2]	1,007,852
1,000,000	3.350%, 3/9/2021	997,945
1,000,000	Express Scripts Holding Co. 3.065% (LIBOR 3 Month+75 basis points), 11/30/2020[1,2]	1,000,540
410,000	Gilead Sciences, Inc. 1.850%, 9/20/2019	406,616
	Halfmoon Parent, Inc.
2,000,000	3.200%, 9/17/2020[3]	1,992,660
1,000,000	2.984% (LIBOR 3 Month+65 basis points), 9/17/2021[1,2,3]	1,001,472
300,000	HCA, Inc. 6.500%, 2/15/2020	312,150
280,000	HCA, Inc. 7.500%, 2/15/2022	306,600
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[8]	484,761
300,000	Tenet Healthcare Corp. 7.500%, 1/1/2022[1,3]	313,125
		13,142,580

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS — 4.8%
$410,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	$408,853
500,000	General Dynamics Corp. 2.875%, 5/11/2020	498,792
300,000	Moog, Inc. 5.250%, 12/1/2022[1,3]	302,250
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,000,000	2.500%, 6/15/2019[1,3]	996,532
1,500,000	4.125%, 8/1/2023[1,3]	1,497,530
500,000	Siemens Financieringsmaatschappij N.V. 1.300%, 9/13/2019[3,8]	492,853
1,250,000	Spirit AeroSystems, Inc. 3.134% (LIBOR 3 Month+80 basis points), 6/15/2021[1,2]	1,252,703
250,000	Textron, Inc. 7.250%, 10/1/2019	259,432
270,000	United Rentals North America, Inc. 4.625%, 7/15/2023[1]	272,025
2,000,000	United Technologies Corp. 2.965% (LIBOR 3 Month+65 basis points), 8/16/2021[1,2]	2,005,318
1,500,000	Wabtec Corp. 3.382% (LIBOR 3 Month+105 basis points), 9/15/2021[1,2]	1,503,058
79,000	XPO Logistics, Inc. 6.500%, 6/15/2022[1,3]	81,568
		9,570,914
	MATERIALS — 3.5%
200,000	Anglo American Capital PLC 4.125%, 4/15/2021[3,8]	201,060
260,000	ArcelorMittal 5.250%, 8/5/2020[8]	267,663
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.625%, 5/15/2023[1,3,8]	198,000
213,000	Ashland LLC 4.750%, 8/15/2022[1]	215,247
370,000	Chemours Co. 6.625%, 5/15/2023[1]	386,498
535,000	EI du Pont de Nemours & Co. 2.873% (LIBOR 3 Month+53 basis points), 5/1/2020[2]	538,219
	Freeport-McMoRan, Inc.
200,000	3.100%, 3/15/2020	197,750
325,000	3.875%, 3/15/2023[1]	314,177
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[1,8]	287,700

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$435,000	Martin Marietta Materials, Inc. 2.960% (LIBOR 3 Month+65 basis points), 5/22/2020[2]	$436,453
200,000	NOVA Chemicals Corp. 5.250%, 8/1/2023[1,3,8]	198,875
515,000	OI European Group B.V. 4.000%, 3/15/2023[1,3,8]	489,250
169,594	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[1]	170,018
311,000	Sealed Air Corp. 4.875%, 12/1/2022[1,3]	314,110
500,000	Sherwin-Williams Co. 2.250%, 5/15/2020	492,672
	Steel Dynamics, Inc.
275,000	5.250%, 4/15/2023[1]	279,070
250,000	5.125%, 10/1/2021[1]	252,750
1,000,000	Syngenta Finance N.V. 3.698%, 4/24/2020[3,8]	997,731
200,000	Teck Resources, Ltd. 3.750%, 2/1/2023[1,8]	196,000
576,000	Teck Resources, Ltd. 4.750%, 1/15/2022[1,8]	587,261
		7,020,504
	TECHNOLOGY — 2.8%
	Dell International LLC / EMC Corp.
307,000	5.875%, 6/15/2021[1,3]	316,203
412,000	4.420%, 6/15/2021[1,3]	418,212
	Hewlett Packard Enterprise Co.
100,000	2.850%, 10/5/2018	100,004
304,000	3.600%, 10/15/2020[1]	305,237
1,500,000	3.500%, 10/5/2021[1]	1,498,381
28,000	IHS Markit Ltd. 5.000%, 11/1/2022[1,3,8]	28,829
406,000	IQVIA, Inc. 4.875%, 5/15/2023[1,3]	408,030
237,000	KLA-Tencor Corp. 3.375%, 11/1/2019[1]	237,431
770,000	Microchip Technology, Inc. 3.922%, 6/1/2021[3]	765,488
255,000	NXP BV / NXP Funding LLC 4.125%, 6/1/2021[3,8]	254,725
220,000	Open Text Corp. 5.625%, 1/15/2023[1,3,8]	223,300

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$500,000	QUALCOMM, Inc. 3.069% (LIBOR 3 Month+73 basis points), 1/30/2023[2]	$502,742
400,000	Sensata Technologies B.V. 4.875%, 10/15/2023[3,8]	400,500
		5,459,082
	UTILITIES — 1.2%
450,000	AES Corp. 4.875%, 5/15/2023[1]	453,938
350,000	Calpine Corp. 6.000%, 1/15/2022[1,3]	352,625
500,000	Dominion Energy, Inc. 2.871% (LIBOR 3 Month+55 basis points), 6/1/2019[2,3]	501,282
1,000,000	Mississippi Power Co. 3.031% (LIBOR 3 Month+65 basis points), 3/27/2020[1,2]	1,000,120
		2,307,965
	TOTAL CORPORATE BONDS
	(Cost $126,843,053)	126,569,410
	U.S. TREASURY SECURITIES — 4.9%
10,000,000	United States Treasury Note 1.500%, 5/31/2020	9,790,630
	TOTAL U.S. TREASURY SECURITIES
	(Cost $9,820,980)	9,790,630

Number of Shares
	SHORT-TERM INVESTMENTS — 0.8%
1,623,564	Federated Treasury Obligations Fund - Institutional Class 1.849%, 10/3/2018[12]	1,623,564
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,623,564)	1,623,564
	TOTAL INVESTMENTS — 99.0%
	(Cost $196,638,647)	196,325,366
	Other Assets in Excess of Liabilities — 1.0%	1,909,705
	TOTAL NET ASSETS — 100.0%	$198,235,071

LLC – Limited Liability Company
US – United States
ULC – Unlimited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $69,721,100, which represents 35.2% of total net assets of the Fund.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

[4]	Variable rate security.
[5]	Illiquid security. The total illiquid securities represent 0.1% of Net Assets. Total value of these securities is $139,997.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.2% of Net Assets. The total value of these securities is $326,364.
[7]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]	Foreign security denominated in U.S. Dollars.
[9]	All or a portion of the loan is unfunded.
[10]	Denotes investments purchased on a when-issued or delayed delivery basis.
[11]	Interest-only security.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers four classes of shares: Class A, Class C, Class T, and Class I. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Fund elected to no longer use amortized cost valuation method for those securities.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

Note 3 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

Cost of investments	$196,638,647

Gross unrealized appreciation	$593,582
Gross unrealized depreciation	(906,863)

Net unrealized depreciation on investments	$(313,281)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$38,112,520	$186,367	$38,298,887
Bank Loans	-	10,963,301	-	10,963,301
Commercial Mortgage-Backed Securities	-	8,939,577	139,997	9,079,574
Corporate Bonds[1]	-	126,569,410	-	126,569,410
U.S. Treasury Securities	-	9,790,630	-	9,790,630
Short-Term Securities	1,623,564	-	-	1,623,564
Total Investments	$1,623,564	$194,375,438	$326,364	$196,325,366

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1,2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2018	$377,246
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	92
Net purchases	-
Net sales	-
Principal paydown	(50,974)
Balance as of September 30, 2018	$326,364

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018:

	Fair Value September 30, 2018	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$186,367	Market Approach	Single Broker Indicative Quote	Increase
Commercial Mortgage-Backed Securities	$139,997	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18